UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 95.4%
Australia 7.4%
CFS Retail Property Trust	2,150,129	2,439,100
Commonwealth Property Office Fund	1,925,123	1,216,034
Dexus Property Group	3,928,732	2,055,608
Goodman Group	3,394,274	772,220
GPT Group	3,936,476	1,196,703
ING Office Fund	1,001,704	297,678
Lend Lease Corp., Ltd.	22,250	101,163
Macquarie CountryWide Trust	722,506	121,271
Macquarie Leisure Trust Group	235,197	185,003
Macquarie Office Trust	2,323,409	277,993
Mirvac Group	1,252,067	743,389
Stockland	1,686,853	3,649,208

Westfield Group	2,142,362	14,948,454

(Cost $42,395,817)		28,003,824
Austria 0.3%
Conwert Immobilien Invest SE* (Cost $1,919,312)	200,000	1,265,461
Canada 2.3%
Allied Properties Real Estate Investment Trust	175,800	1,791,744
Boardwalk Real Estate Investment Trust	65,300	1,346,605
Extendicare Real Estate Investment Trust	474,500	1,610,771
RioCan Real Estate Investment Trust	391,500	3,896,990

(Cost $12,270,044)		8,646,110
Channel Islands 0.2%
Aseana Properties Ltd.*	1,466,682	154,001
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	489,284

(Cost $3,327,234)		643,285
Finland 0.4%
Technopolis Oyj (a) (Cost $3,482,365)	450,000	1,403,427
France 5.1%
Fonciere des Murs	49,500	651,151
Fonciere des Regions (a)	30,000	1,407,304
Klepierre	102,500	1,804,552
Societe de la Tour Eiffel (a)	5,279	121,970
Unibail-Rodamco	109,500	15,579,868

(Cost $26,127,784)		19,564,845
Hong Kong 18.5%
China Overseas Land & Investment Ltd.	5,936,480	9,320,206
China Resources Land Ltd.	4,562,000	7,140,959
Hang Lung Properties Ltd.	2,526,000	5,966,168
Henderson Land Development Co., Ltd.	1,319,500	5,040,866
Hongkong Land Holdings Ltd.	2,013,000	4,594,636
Kerry Properties Ltd.	738,146	1,781,706
New World China Land Ltd.	5,595,200	1,913,751
New World Development Co., Ltd.	2,694,770	2,688,707
Sino Land Co., Ltd.	1,474,000	1,476,487
Sun Hung Kai Properties Ltd.	2,586,000	23,214,773
The Link REIT	3,642,500	7,202,342

(Cost $107,207,187)		70,340,601
Japan 15.4%
AEON Mall Co., Ltd.	238,800	3,054,472
Japan Real Estate Investment Corp.	826	6,378,321
Japan Retail Fund Investment Corp.	669	2,573,614
Kenedix Realty Investment Corp.	153	281,161
Mitsubishi Estate Co., Ltd.	1,530,000	17,464,982
Mitsui Fudosan Co., Ltd.	1,299,000	14,248,520
Nippon Building Fund, Inc.	928	8,028,432
NTT Urban Development Corp.	890	715,062
ORIX JREIT, Inc.	68	277,537
Sumitomo Realty & Development Co., Ltd. (a)	499,000	5,571,304

(Cost $115,795,478)		58,593,405
Netherlands 1.5%
Corio NV (a)	105,000	4,336,491
Wereldhave NV* (a)	20,000	1,401,979

(Cost $6,884,908)		5,738,470

Norway 0.0%
Scandinavian Property Development ASA* (Cost $1,977,504)	275,645	65,628
Singapore 3.8%
Ascendas India Trust	5,238,320	1,809,343
Ascendas Real Estate Investment Trust	4,745,000	3,811,652
CapitaLand Ltd.	3,415,500	5,250,020
CapitaMall Trust	2,813,900	2,446,708
Suntec Real Estate Investment Trust	2,552,000	1,057,620

(Cost $27,404,166)		14,375,343
Sweden 0.5%
Hufvudstaden AB "A" (a)	200,000	1,030,641
Lennart Wallenstam Byggnads AB "B"	110,000	912,722

(Cost $3,481,836)		1,943,363
United Kingdom 8.1%
Big Yellow Group PLC	400,000	1,092,962
British Land Co. PLC (a)	730,000	3,770,528
Capital & Regional PLC	1,235,653	301,420
Derwent London PLC (a)	283,859	2,704,606
Equest Balkan Properties PLC*	700,000	140,615
Great Portland Estates PLC (a)	200,000	698,783
Hammerson PLC (a)	1,200,000	4,409,326
Hansteen Holdings PLC	1,000,000	825,039
Helical Bar PLC	425,000	1,750,758
Land Securities Group PLC (a)	1,150,000	7,199,616
Liberty International PLC (a)	150,000	831,882
London & Stamford Property Ltd.	1,000,000	1,607,049
Minerva PLC*	833,000	80,570
NR Nordic & Russia Properties Ltd.	1,300,000	155,925
Safestore Holdings PLC	1,000,000	769,932
Segro PLC (a)	1,301,735	428,805
South African Property Opportunities PLC*	1,700,000	1,646,490
Terrace Hill Group PLC	2,000,000	544,761
Unite Group PLC	1,900,000	1,861,122

(Cost $63,490,324)		30,820,189
United States 31.9%
AMB Property Corp. (REIT)	378,472	5,449,997
American Campus Communities, Inc. (REIT)	166,750	2,894,780
AvalonBay Communities, Inc. (REIT) (a)	167,658	7,889,985
BioMed Realty Trust, Inc. (REIT)	179,100	1,212,507
Boston Properties, Inc. (REIT)	242,100	8,480,763
BRE Properties, Inc. (REIT)	66,000	1,295,580
Camden Property Trust (REIT)	126,200	2,723,396
DCT Industrial Trust, Inc. (REIT)	35,650	113,011
Digital Realty Trust, Inc. (REIT) (a)	163,750	5,433,225
DuPont Fabros Technology, Inc. (REIT)	11,750	80,840
Equity Lifestyle Properties, Inc. (REIT)	50,650	1,929,765
Equity Residential (REIT)	396,050	7,267,518
Extra Space Storage, Inc. (REIT)	169,800	935,598
Federal Realty Investment Trust (REIT) (a)	120,200	5,529,200
HCP, Inc. (REIT)	118,600	2,117,010
Health Care REIT, Inc. (REIT)	73,950	2,262,131
Hospitality Properties Trust (REIT)	47,050	564,600
Host Hotels & Resorts, Inc. (REIT)	541,650	2,123,268
Kilroy Realty Corp. (REIT) (a)	82,800	1,423,332
Liberty Property Trust (REIT)	107,150	2,029,421

	LTC Properties, Inc. (REIT)	76,245	1,337,337
	Medical Properties Trust, Inc. (REIT) (a)	296,363	1,081,725
	Nationwide Health Properties, Inc. (REIT) (a)	226,036	5,015,739
	ProLogis (REIT) (a)	423,950	2,755,675
	Public Storage (REIT) (a)	123,500	6,823,375
	Regency Centers Corp. (REIT) (a)	282,569	7,507,858
	Saul Centers, Inc. (REIT) (a)	24,547	563,845
	Senior Housing Properties Trust (REIT) (a)	326,820	4,582,016
	Simon Property Group, Inc. (REIT) (a)	322,063	11,156,262
	SL Green Realty Corp. (REIT)	169,350	1,828,980
	Taubman Centers, Inc. (REIT)	66,850	1,139,124
	UDR, Inc. (REIT)	122,450	1,054,295
	Ventas, Inc. (REIT)	299,576	6,773,413
	Vornado Realty Trust (REIT) (a)	239,714	7,968,093

(Cost $192,258,911)			121,343,664

Total Common Stocks (Cost $608,022,870)			362,747,615
		Principal Amount ($) (b)	Value ($)

Corporate Bonds 0.4%
Germany 0.0%
Colonia Real Estate AG, 1.875%, 12/7/2011 (Cost $167,927)	EUR	126,000	40,731
United Kingdom 0.4%
Liberty International PLC, Series LII, 3.95%, 9/30/2010 (Cost $1,653,321)	GBP	1,450,000	1,490,181

Total Corporate Bonds (Cost $1,821,248)			1,530,912
		Shares	Value ($)

Closed-End Investment Companies 0.4%
Luxembourg 0.3%
	ProLogis European Properties (Cost $4,152,964)	500,000	903,592
United Kingdom 0.1%
	ARGO Real Estate Opportunities Fund Ltd.* (Cost $2,787,012)	2,000,000	465,010

Total Closed-End Investment Companies (Cost $6,939,976)			1,368,602
Rights 0.4%
United Kingdom
	Segro PLC, Expiration Date 4/6/2009* (Cost $1,830,557)	22,530,000	1,551,704
Securities Lending Collateral 20.7%
	Daily Assets Fund Institutional, 0.78% (c) (d) (Cost $78,497,320)	78,497,320	78,497,320
Cash Equivalents 1.5%
	Cash Management QP Trust, 0.53% (c) (Cost $5,758,503)	5,758,503	5,758,503
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $702,870,474) †		118.8	451,454,656
Other Assets and Liabilities, Net (a)		(18.8)	(71,393,671)

Net Assets		100.0	380,060,985
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $788,393,340. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $336,938,684. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,110,069 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $338,048,753.

(a)

All or a portion of these securities were on loan amounting to $80,433,120. In addition, included in other assets and liabilities, net is a pending sale, amounting to $230,015 that is also on loan. The value of all securities loaned at March 31, 2009 amounted to $80,663,135 which is 21.2% of net assets.

(b)	Principal amount stated in US dollars unless otherwise noted.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Currency Abbreviations
EUR	Euro	GBP	British Pound

At March 31, 2009, the DWS RREEF Global Real Estate Securities Fund, had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Corporate Bonds and Rights
Diversified	176,296,046	48.2%
Office	51,834,580	14.2%
Shopping Centers	50,585,274	13.8%
Health Care	24,780,142	6.8%
Apartments	24,626,160	6.7%
Regional Malls	12,295,386	3.4%
Industrial	11,173,143	3.1%
Storage	9,621,867	2.6%
Hotels	2,687,868	0.7%
Manufactured Homes	1,929,765	0.5%
Total	365,830,231	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 210,336,475
Level 2	241,118,181
Level 3	-
Total	$ 451,454,656

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund

, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Real Estate Securities Fund

, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009